Pioneer Floating
Rate Fund, Inc.
Schedule of Investments  |  February 29, 2024

Ticker Symbol: PHD

Schedule of Investments  |  2/29/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 146.9%
	Senior Secured Floating Rate Loan Interests — 120.8% of Net Assets*(a)
	Advanced Materials — 1.7%
873,395	Gemini HDPE LLC, 2027 Advance, 8.574% (Term SOFR + 300 bps), 12/31/27	$ 866,845
1,365,978	Groupe Solmax, Inc., Initial Term Loan, 10.36% (Term SOFR + 475 bps), 5/29/28	1,334,105
	Total Advanced Materials	$2,200,950

	Advertising Sales — 1.6%
2,048,922	Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.074% (Term SOFR + 350 bps), 8/21/26	$ 2,044,531
	Total Advertising Sales	$2,044,531

	Advertising Services — 1.5%
987,474	Dotdash Meredith, Inc., Term B Loan, 9.428% (Term SOFR + 400 bps), 12/1/28	$ 980,891
977,500	Summer BC Bidco B LLC, Term Loan B, 10.434% ( Term SOFR + 500 bps), 2/5/29	974,139
	Total Advertising Services	$1,955,030

	Aerospace & Defense — 0.6%
819,375	ADS Tactical, Inc., Initial Term Loan, 11.191% (Term SOFR + 575 bps), 3/19/26	$ 825,520
	Total Aerospace & Defense	$825,520

	Airlines — 1.6%
873,611	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 10.329% (Term SOFR + 475 bps), 4/20/28	$ 904,734
875,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 10.77% (Term SOFR + 525 bps), 6/21/27	902,492
255,000	SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 9.068% (Term SOFR + 375 bps), 10/20/27	262,634
	Total Airlines	$2,069,860

	Apparel Manufacturers — 0.7%
958,959	Hanesbrands Inc., Initial Tranche B Term Loan, 9.076% (Term SOFR + 375 bps), 3/8/30	$ 958,959
	Total Apparel Manufacturers	$958,959

1Pioneer Floating Rate Fund, Inc. | 2/29/24

Principal Amount USD ($)		Value
	Appliances — 0.6%
830,087(b)	Osmosis Buyer Ltd., 2023 Incremental Delayed Draw Term Loan, 9.572% (Term SOFR + 425 bps), 7/31/28	$ 831,273
	Total Appliances	$831,273

	Applications Software — 1.8%
828,738	Central Parent LLC, First Lien 2023 Refinancing Term Loan, 9.348% (Term SOFR + 400 bps), 7/6/29	$ 831,630
543,352	EP Purchaser LLC, First Lien Closing Date Term Loan, 9.11% (Term SOFR + 350 bps), 11/6/28	538,767
872,276(c)	Loyalty Ventures, Inc., Term B Loan, 9.937% (LIBOR + 650 bps), 11/3/27	8,723
993,648	RealPage, Inc., First Lien Initial Term Loan, 8.441% (Term SOFR + 300 bps), 4/24/28	967,751
	Total Applications Software	$2,346,871

	Athletic Equipment — 0.5%
250,000	Amer Sports Co., Initial USD Term Loan, 8.576% (Term SOFR + 325 bps), 2/17/31	$ 250,625
405,000	Recess Holdings, Inc., First Lien Amendment No. 3 Term Loan, 9.843% ( Term SOFR + 450 bps), 2/20/30	405,253
	Total Athletic Equipment	$655,878

	Auction House & Art Dealer — 0.4%
487,500	Sotheby's, 2021 Second Refinancing Term Loan, 10.076% (Term SOFR + 450 bps), 1/15/27	$ 484,250
	Total Auction House & Art Dealer	$484,250

	Auto Parts & Equipment — 3.4%
412,750	Adient US LLC, Term B-2 Loan, 8.076% (Term SOFR + 275 bps), 1/31/31	$ 413,892
636,734	American Axle & Manufacturing, Inc., New Tranche B Term Loan, 8.918% (Term SOFR + 350 bps), 12/13/29	638,060
1,834,158	First Brands Group LLC, First Lien 2021 Term Loan, 10.574% (Term SOFR + 500 bps), 3/30/27	1,840,807
1,548,750	IXS Holdings, Inc., Initial Term Loan, 9.693% (Term SOFR + 425 bps), 3/5/27	1,471,313
	Total Auto Parts & Equipment	$4,364,072

	Auto Repair Centers — 0.5%
615,000(d)	Champions Holdco, Inc., Intial Term Loan, 2/23/29	$ 615,577
	Total Auto Repair Centers	$615,577

Pioneer Floating Rate Fund, Inc. | 2/29/242

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto-Truck Trailers — 0.8%
982,500	Novae LLC, Tranche B Term Loan, 10.521% (Term SOFR + 500 bps), 12/22/28	$ 977,894
	Total Auto-Truck Trailers	$977,894

	Beverages — 0.7%
164,167	Naked Juice LLC, First Lien Initial Term Loan, 8.698% (Term SOFR + 325 bps), 1/24/29	$ 155,138
495,000	Pegasus BidCo B.V., 2024-1 Term Dollar Loan, 9.057% (Term SOFR + 375 bps), 7/12/29	496,031
275,000(d)	Triton Water Holdings, Inc., Non-Fungible Incremental Term Loan B, 3/31/28	270,402
	Total Beverages	$921,571

	Broadcast Service & Programing — 0.4%
470,869	Univision Communications, Inc., First Lien Initial Term Loan, 8.691% (Term SOFR + 325 bps), 1/31/29	$ 469,103
	Total Broadcast Service & Programing	$469,103

	Building & Construction — 1.1%
500,000	DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 12.191% (Term SOFR + 675 bps), 3/30/29	$ 468,854
973,937	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.574% (Term SOFR + 400 bps), 10/29/27	974,546
	Total Building & Construction	$1,443,400

	Building & Construction Products — 1.9%
1,440,238	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.668% (Term SOFR + 325 bps), 4/12/28	$ 1,425,707
560,254	CP Atlas Buyer, Inc., Term B Loan, 9.176% (Term SOFR + 375 bps), 11/23/27	553,717
491,190	LHS Borrower LLC, Initial Term Loan, 10.176% (Term SOFR + 475 bps), 2/16/29	459,877
	Total Building & Construction Products	$2,439,301

	Building Production — 2.1%
490,000	Chariot Buyer LLC, First Lien Initial Term Loan, 8.676% (Term SOFR + 325 bps), 11/3/28	$ 488,994
445,431	Jeld-Wen, Inc., Replacement 2023 Term B Loan, 7.441% (Term SOFR + 200 bps), 7/28/28	445,501
746,255	Koppers, Inc., Term B Loan, 8.93% (Term SOFR + 350 bps), 4/10/30	751,152
3Pioneer Floating Rate Fund, Inc. | 2/29/24

Principal Amount USD ($)		Value
	Building Production — (continued)
132,000	Summit Materials LLC, Term B-2 Loan, 7.826% (Term SOFR + 250 bps), 1/12/29	$ 132,567
833,000	Vector WP MidCo, Inc. (Vector Canada Acquisition ULC), Initial Term B Loan, 10.441% (Term SOFR + 500 bps), 10/12/28	835,082
	Total Building Production	$2,653,296

	Building-Air & Heating — 0.2%
223,018	EMRLD Borrower LP, Initial Term B Loan, 7.813% (Term SOFR + 300 bps), 5/31/30	$ 222,496
	Total Building-Air & Heating	$222,496

	Building-Heavy Construction — 0.6%
738,665	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 8.691% (Term SOFR + 325 bps), 6/23/28	$ 735,433
	Total Building-Heavy Construction	$735,433

	Building-Maintenance & Service — 0.7%
932,615	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.691% (Term SOFR + 525 bps), 6/29/28	$ 932,615
	Total Building-Maintenance & Service	$932,615

	Cable & Satellite Television — 3.3%
1,917,312	Altice France S.A., USD TLB-[14] Loan, 10.814% (Term SOFR + 550 bps), 8/15/28	$ 1,767,921
497,487	CSC Holdings LLC, 2022 Refinancing Term Loan, 9.818% (Term SOFR + 450 bps), 1/18/28	484,842
678,500(d)	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 8/2/29	678,258
1,029,123	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 8.691% (Term SOFR + 325 bps), 9/25/26	847,580
500,000	Virgin Media Bristol LLC, Facility Q, 8.682% (Term SOFR + 325 bps), 1/31/29	499,258
	Total Cable & Satellite Television	$4,277,859

	Casino Hotels — 0.8%
989,981	Century Casinos, Inc., Term B Facility Loan, 11.428% (Term SOFR + 600 bps), 4/2/29	$ 976,781
	Total Casino Hotels	$976,781

	Casino Services — 0.7%
266,000	Caesars Entertainment, Inc., Incremental Term B1 Loan, 8.04% (Term SOFR + 275 bps), 2/6/31	$ 266,055
530,318	Everi Holdings, Inc., Term B Loan, 7.941% (Term SOFR + 250 bps), 8/3/28	531,201
Pioneer Floating Rate Fund, Inc. | 2/29/244

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Casino Services — (continued)
33,872	Lucky Bucks LLC, Priority First Out Exit Term Loan, 12.98% (Term SOFR + 750 bps), 10/2/28	$ 32,687
67,947	Lucky Bucks LLC, Priority Second Out Term Loan, 12.98% (Term SOFR + 750 bps), 10/2/29	59,454
	Total Casino Services	$889,397

	Cellular Telecom — 0.7%
538,917	CCI Buyer, Inc., First Lien Initial Term Loan, 9.348% (Term SOFR + 400 bps), 12/17/27	$ 535,693
733,125	Xplore Inc., First Lien Refinancing Term Loan, 9.61% (Term SOFR + 400 bps), 10/2/28	349,609
350,000	Xplore, Inc., Second Lien Initial Term Loan, 12.61% (Term SOFR + 700 bps), 10/1/29	78,695
	Total Cellular Telecom	$963,997

	Chemicals-Diversified — 2.2%
1,000,000	ARC Falcon I, Inc., Second Lien Initial Term Loan, 12.427% (Term SOFR + 700 bps), 9/30/29	$ 895,000
298,500	Ineos Quattro Holdings UK Ltd., 2030 Tranche B Dollar Term Loan, 9.176% (Term SOFR + 375 bps), 3/14/30	298,686
298,500	Ineos US Finance LLC, 2030 Dollar Term Loan, 8.926% (Term SOFR + 350 bps), 2/18/30	296,510
810,059	LSF11 A5 Holdco LLC, Fourth Amendment Incremental Term Loan, 9.676% (Term SOFR + 425 bps), 10/15/28	809,856
494,962	LSF11 A5 HoldCo LLC, Term Loan, 8.941% (Term SOFR + 350 bps), 10/15/28	493,828
	Total Chemicals-Diversified	$2,793,880

	Chemicals-Specialty — 2.6%
350,136	Avient Corp., Term B-7 Loan, 7.826% (Term SOFR + 250 bps), 8/29/29	$ 351,668
248,125	H.B. Fuller Co., Term Loan B, 7.576% (Term SOFR + 225 bps), 2/15/30	248,694
438,325	Hexion Holdings Corp., First Lien Initial Term Loan, 9.976% (Term SOFR + 450 bps), 3/15/29	421,370
432,515	Mativ Holdings, Inc., Term B Loan, 9.191% (Term SOFR + 375 bps), 4/20/28	432,785
398,000	Nouryon Finance B.V., 2023 Term Loan, 9.424% (Term SOFR + 400 bps), 4/3/28	398,497
447,750	Nouryon Finance B.V., Extended Dollar Term Loan, 9.419% (Term SOFR + 400 bps), 4/3/28	448,590
5Pioneer Floating Rate Fund, Inc. | 2/29/24

Principal Amount USD ($)		Value
	Chemicals-Specialty — (continued)
646,738	Olympus Water US Holding Corp., Initial Dollar Term Loan, 9.36% (Term SOFR + 375 bps), 11/9/28	$ 646,941
399,000	Olympus Water US Holding Corp., Term B-4 Loan, 9.566% (Term SOFR + 425 bps), 11/9/28	400,140
	Total Chemicals-Specialty	$3,348,685

	Commercial Services — 2.5%
497,462	AEA International Holdings (Luxembourg) S.a.r.l, New Term Loan, 8.818% (Term SOFR + 350 bps), 9/7/28	$ 498,706
398,626	Corporation Service Co., Initial Tranche B USD Term Loan, 8.066% (Term SOFR + 275 bps), 11/2/29	398,875
500,000	DS Parent, Inc., Term Loan B, 10.813% (Term SOFR + 550 bps), 1/31/31	495,000
600,000(d)	PG Investment Company 59 S.a r.l., Term Loan B, 2/24/31	601,313
226,653	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 9.191% (Term SOFR + 375 bps), 12/15/28	226,535
944,717	Verscend Holding Corp., Term B-1 Loan, 9.441% (Term SOFR + 400 bps), 8/27/25	946,192
	Total Commercial Services	$3,166,621

	Computer Data Security — 1.0%
1,124,125	Magenta Buyer LLC, First Lien Initial Term Loan, 10.574% (Term SOFR + 500 bps), 7/27/28	$ 681,501
608,270	Precisely Software, Inc., First Lien Third Amendment Term Loan, 9.586% (Term SOFR + 400 bps), 4/24/28	604,658
	Total Computer Data Security	$1,286,159

	Computer Services — 2.3%
280,000	Ahead DB Holdings LLC, 2024 First Lien Incremental Term Loan, 9.569% (Term SOFR + 425 bps), 2/1/31	$ 279,183
1,106,625	Ahead DB Holdings LLC, First Lien Term B Loan, 9.198% (Term SOFR + 375 bps), 10/18/27	1,106,210
709,823	MAG DS Corp., Initial Term Loan, 10.948% (Term SOFR + 550 bps), 4/1/27	653,037
951,845	Peraton Corp., First Lien Term B Loan, 9.176% (Term SOFR + 375 bps), 2/1/28	953,885
	Total Computer Services	$2,992,315

	Computer Software — 2.1%
1,228,125	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 9.191% (Term SOFR + 375 bps), 10/16/28	$ 1,198,957
Pioneer Floating Rate Fund, Inc. | 2/29/246

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Computer Software — (continued)
985,956	Help/Systems Holdings, Inc., Term Loan, 9.426% (Term SOFR + 400 bps), 11/19/26	$ 949,804
488,693	Idera, Inc., First Lien Term B-1 Loan, 9.206% (Term SOFR + 375 bps), 3/2/28	486,983
	Total Computer Software	$2,635,744

	Computers-Integrated Systems — 1.3%
671,222	Atlas CC Acquisition Corp., First Lien Term B Loan, 9.855% (Term SOFR + 425 bps), 5/25/28	$ 603,596
136,519	Atlas CC Acquisition Corp., First Lien Term C Loan, 9.855% (Term SOFR + 425 bps), 5/25/28	122,765
920,000	NCR Atleos LLC, Term B Loan, 10.163% (Term SOFR + 475 bps), 3/27/29	923,307
	Total Computers-Integrated Systems	$1,649,668

	Consulting Services — 0.8%
1,024,116	Ankura Consulting Group LLC, 2024 Repricing Term Loan, 9.565% (Term SOFR + 425 bps), 3/17/28	$ 1,026,357
	Total Consulting Services	$1,026,357

	Containers-Paper & Plastic — 1.7%
486,216	Charter Next Generation, Inc., First Lien 2024 Initial Term Loan, 8.826% (Term SOFR + 350 bps), 12/1/27	$ 486,580
185,650	Pactiv Evergreen, Inc., Tranche B-2 U.S. Term Loan, 8.691% (Term SOFR + 325 bps), 2/5/26	186,196
771,240	Pregis TopCo LLC, First Lien Initial Term Loan, 9.076% (Term SOFR + 375 bps), 7/31/26	772,445
684,709	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 9.61% (Term SOFR + 400 bps), 9/15/28	684,869
	Total Containers-Paper & Plastic	$2,130,090

	Cruise Lines — 0.9%
1,159,175	Carnival Corp., Initial Advance, 8.318% (Term SOFR + 300 bps), 8/9/27	$ 1,161,204
	Total Cruise Lines	$1,161,204

	Diagnostic Equipment — 0.4%
493,671	Curia Global, Inc., First Lien 2021 Term Loan, 9.163% (Term SOFR + 375 bps), 8/30/26	$ 466,431
	Total Diagnostic Equipment	$466,431

7Pioneer Floating Rate Fund, Inc. | 2/29/24

Principal Amount USD ($)		Value
	Dialysis Centers — 1.2%
1,710,855	U.S. Renal Care, Inc., Closing Date Term Loan, 10.441% (Term SOFR + 500 bps), 6/20/28	$ 1,486,305
	Total Dialysis Centers	$1,486,305

	Direct Marketing — 0.4%
498,744	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 8.326% (Term SOFR + 300 bps), 3/3/30	$ 496,770
	Total Direct Marketing	$496,770

	Disposable Medical Products — 0.4%
497,468	Medline Borrower LP, Initial Dollar Term Loan, 8.441% (Term SOFR + 300 bps), 10/23/28	$ 498,013
	Total Disposable Medical Products	$498,013

	Distribution & Wholesale — 1.8%
497,500	AIP RD Buyer Corp., 2023 First Lien Incremental Term Loan, 10.327% (Term SOFR + 500 bps), 12/22/28	$ 498,899
589,500	AIP RD Buyer Corp., First Lien Term Loan B, 9.576% (Term SOFR + 425 bps), 12/22/28	590,605
857,504	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 9.176% (Term SOFR + 375 bps), 3/20/25	833,565
405,235	Windsor Holdings III LLC, Dollar Term B Loan, 9.824% (Term SOFR + 450 bps), 8/1/30	406,445
	Total Distribution & Wholesale	$2,329,514

	E-Commerce — 0.8%
486,250	CNT Holdings I Corp., First Lien Initial Term Loan, 8.817% (Term SOFR + 350 bps), 11/8/27	$ 486,630
493,737	TouchTunes Music Group LLC, First Lien Initial Term Loan, 10.348% (Term SOFR + 500 bps), 4/2/29	495,589
	Total E-Commerce	$982,219

	Electric-Generation — 2.2%
838,513	Compass Power Generation LLC, Tranche B-2 Term Loan, 9.69% (Term SOFR + 425 bps), 4/14/29	$ 845,101
966,654	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.191% (Term SOFR + 375 bps), 10/2/25	965,220
215,243	Generation Bridge Northeast LLC, Term Loan B, 9.576% (Term SOFR + 425 bps), 8/22/29	216,050
770,744	Hamilton Projects Acquiror LLC, Term Loan, 9.941% (Term SOFR + 450 bps), 6/17/27	772,761
	Total Electric-Generation	$2,799,132

Pioneer Floating Rate Fund, Inc. | 2/29/248

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric-Integrated — 1.5%
1,087,433	Constellation Renewables LLC, Loan, 8.105% (Term SOFR + 250 bps), 12/15/27	$ 1,084,715
479,452	Pike Corp., 2028 Initial Term Loan, 8.44% (Term SOFR + 300 bps), 1/21/28	480,890
111,905	Talen Energy Supply LLC, Initial Term C Loan, 9.826% (Term SOFR + 450 bps), 5/17/30	112,403
261,780	Talen Energy Supply LLC, Initial Term Loan B, 9.826% (Term SOFR + 450 bps), 5/17/30	262,945
	Total Electric-Integrated	$1,940,953

	Electronic Composition — 2.4%
1,677,897	Energy Acquisition LP, First Lien Initial Term Loan, 9.676% (Term SOFR + 425 bps), 6/26/25	$ 1,675,800
1,016,060	Natel Engineering Co., Inc., Initial Term Loan, 11.686% (Term SOFR + 625 bps), 4/30/26	903,447
498,724	Synaptics, Inc., First Amendment Incremental Term Loan, 7.875% (Term SOFR + 225 bps), 12/2/28	498,828
	Total Electronic Composition	$3,078,075

	Engines — 1.5%
250,000	Arcline FM Holdings LLC, First Lien Initial Term Loan, 10.36% (Term SOFR + 475 bps), 6/23/28	$ 250,469
667,057	Arcline FM Holdings LLC, Second Lien Initial Term Loan, 13.86% (Term SOFR + 825 bps), 6/25/29	653,716
1,021,000	LSF12 Badger Bidco LLC, Initial Term Loan, 11.326% (Term SOFR + 600 bps), 8/30/30	1,021,000
	Total Engines	$1,925,185

	Enterprise Software & Services — 1.6%
500,000	First Advantage Holdings LLC, First Lien Term B-1 Loan, 8.191% (Term SOFR + 275 bps), 1/31/27	$ 501,485
264,519	Open Text Corp., 2023 Replacement Term Loan, 8.176% (Term SOFR + 275 bps), 1/31/30	265,014
635,000	Project Alpha Intermediate Holding, Inc., Initial Term Loan, 10.063% (Term SOFR + 475 bps), 10/28/30	637,646
399,000	Quartz Acquireco LLC, Term Loan, 8.826% (Term SOFR + 350 bps), 6/28/30	399,249
210,767	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 9.441% (Term SOFR + 400 bps), 5/12/28	210,028
	Total Enterprise Software & Services	$2,013,422

9Pioneer Floating Rate Fund, Inc. | 2/29/24

Principal Amount USD ($)		Value
	Finance-Credit Card — 0.4%
496,063	Blackhawk Network Holdings, Inc., First Lien Term Loan, 8.076% (Term SOFR + 275 bps), 6/15/25	$ 495,350
	Total Finance-Credit Card	$495,350

	Finance-Investment Banker — 0.5%
691,619	Hudson River Trading LLC, Term Loan, 8.441% (Term SOFR + 300 bps), 3/20/28	$ 688,431
	Total Finance-Investment Banker	$688,431

	Finance-Leasing Company — 0.7%
414,147	Castlelake Aviation One Designated Activity Co., 2023 Incremental Term Loan, 8.135% (Term SOFR + 275 bps), 10/22/27	$ 414,664
483,432	Fly Funding II S.a r.l., Replacement Loan, 7.33% (LIBOR + 175 bps), 8/11/25	467,246
	Total Finance-Leasing Company	$881,910

	Food-Confectionery — 0.3%
400,000(d)	Fiesta Purchaser, Inc., Initial Term Loan, 2/12/31	$ 400,031
	Total Food-Confectionery	$400,031

	Food-Dairy Products — 1.3%
1,693,125	Chobani LLC, 2020 New Term Loan, 8.941% (Term SOFR + 350 bps), 10/25/27	$ 1,697,006
	Total Food-Dairy Products	$1,697,006

	Footwear & Related Apparel — 0.2%
307,500	Crocs, Inc., 2024 Refinancing Term Loan, 7.576% (Term SOFR + 225 bps), 2/20/29	$ 308,389
	Total Footwear & Related Apparel	$308,389

	Gambling (Non-Hotel) — 0.5%
165,205	Flutter Entertainment Plc, Third Amendment 2028-B Term Loan, 8.863% (Term SOFR + 325 bps), 7/22/28	$ 165,747
493,734	Light and Wonder International, Inc., Term B-1 Loan, 8.07% (Term SOFR + 275 bps), 4/14/29	494,505
	Total Gambling (Non-Hotel)	$660,252

	Gas-Distribution — 0.7%
925,000(d)	NGL Energy Operating LLC, Initial Term Loan, 2/3/31	$ 927,891
	Total Gas-Distribution	$927,891

Pioneer Floating Rate Fund, Inc. | 2/29/2410

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Golf — 0.5%
694,750	Topgolf Callaway Brands Corp , Intial Term Loan, 8.926% (Term SOFR + 350 bps), 3/15/30	$ 695,872
	Total Golf	$695,872

	Hazardous Waste Disposal — 0.6%
720,000	JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 10.317% (Term SOFR + 500 bps), 10/17/30	$ 723,938
	Total Hazardous Waste Disposal	$723,938

	Hotels & Motels — 1.1%
926,654(d)	Playa Resorts Holding B.V., 2022 Term Loan, 1/5/29	$ 928,391
496,250	Travel + Leisure Co., 2023 Incremental Term Loan, 8.67% (Term SOFR + 325 bps), 12/14/29	497,336
	Total Hotels & Motels	$1,425,727

	Human Resources — 0.7%
972,500	Ingenovis Health, Inc., First Lien Initial Term Loan, 9.191% (Term SOFR + 375 bps), 3/6/28	$ 880,112
	Total Human Resources	$880,112

	Independent Power Producer — 0.4%
485,401	EFS Cogen Holdings I LLC, Term B Advance, 9.11% (Term SOFR + 350 bps), 10/1/27	$ 485,704
	Total Independent Power Producer	$485,704

	Insurance Brokers — 0.8%
637,500	HIG Finance 2 Ltd., 2024 Dollar Term Loan, 8.818% (Term SOFR + 350 bps), 2/15/31	$ 635,109
379,050	USI, Inc., 2023 Second Funding New Term Loan, 8.598% (Term SOFR + 325 bps), 9/27/30	379,524
	Total Insurance Brokers	$1,014,633

	Internet Content — 0.7%
871,435	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 9.576% (Term SOFR + 425 bps), 5/3/28	$ 858,809
	Total Internet Content	$858,809

	Investment Management & Advisory Services — 1.4%
246,859	Allspring Buyer LLC, Initial Term Loan, 8.887% (Term SOFR + 325 bps), 11/1/28	$ 246,767
11Pioneer Floating Rate Fund, Inc. | 2/29/24

Principal Amount USD ($)		Value
	Investment Management & Advisory Services — (continued)
586,485	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 8.941% (Term SOFR + 350 bps), 4/7/28	$ 585,385
992,179	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 8.926% (Term SOFR + 350 bps), 5/30/25	962,828
	Total Investment Management & Advisory Services	$1,794,980

	Lottery Services — 0.6%
790,000	Scientific Games Holdings LP, First Lien Initial Dollar Term Loan, 8.58% (Term SOFR + 325 bps), 4/4/29	$ 789,210
	Total Lottery Services	$789,210

	Medical Diagnostic Imaging — 0.8%
1,077,487	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 10.748% (Term SOFR + 525 bps), 12/15/27	$ 1,079,058
	Total Medical Diagnostic Imaging	$1,079,058

	Medical Information Systems — 3.0%
790,303	athenahealth Group, Inc., Initial Term Loan, 8.576% (Term SOFR + 325 bps), 2/15/29	$ 785,487
735,642	Azalea TopCo, Inc., First Lien 2021 Term Loan, 9.191% (Term SOFR + 375 bps), 7/24/26	732,538
937,484	Gainwell Acquisition Corp., First Lien Term B Loan, 9.448% (Term SOFR + 400 bps), 10/1/27	919,515
975,000	One Call Corp., First Lien Term B Loan, 11.086% (Term SOFR + 550 bps), 4/22/27	909,187
475,000	Waystar Technologies, Inc., First Lien 2024 Initial Term Loan, 9.326% (Term SOFR + 400 bps), 10/22/29	476,336
	Total Medical Information Systems	$3,823,063

	Medical Labs & Testing Services — 3.5%
371,250	Charlotte Buyer, Inc., First Lien Initial Term Loan B, 10.568% (Term SOFR + 525 bps), 2/11/28	$ 372,735
984,854	eResearchTechnology, Inc., First Lien Initial Term Loan, 9.941% (Term SOFR + 450 bps), 2/4/27	986,577
1,440,450	FC Compassus LLC, Term B-1 Loan, 9.691% (Term SOFR + 425 bps), 12/31/26	1,397,837
993,612	Phoenix Guarantor Inc., First Lien Tranche B-4 Term Loan, 8.576% (Term SOFR + 325 bps), 2/21/31	983,277
Pioneer Floating Rate Fund, Inc. | 2/29/2412

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical Labs & Testing Services — (continued)
487,500	Sound Inpatient Physicians, Inc., First Lien 2021 Incremental Term Loan, 8.314% (Term SOFR + 300 bps), 6/27/25	$ 216,938
498,724	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 9.693% (Term SOFR + 425 bps), 10/1/28	480,735
	Total Medical Labs & Testing Services	$4,438,099

	Medical-Biomedical & Generation — 0.8%
976,040	ANI Pharmaceuticals, Inc., Initial Term Loan, 11.441% (Term SOFR + 600 bps), 11/19/27	$ 978,480
	Total Medical-Biomedical & Generation	$978,480

	Medical-Drugs — 2.0%
1,477,992(c)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 14.50% (LIBOR + 400 bps), 3/27/28	$ 960,695
530,000	Financiere Mendel, Facility B, 9.564% (Term SOFR + 425 bps), 11/12/30	531,822
439,113	Jazz Pharmaceuticals Public Ltd. Co., Additional Tranche B-1 Dollar Term Loan, 8.441% (Term SOFR + 300 bps), 5/5/28	440,176
705,882	Padagis LLC, Term B Loan, 10.341% (Term SOFR + 475 bps), 7/6/28	680,294
	Total Medical-Drugs	$2,612,987

	Medical-Generic Drugs — 1.1%
925,000(d)	Amneal Pharmaceuticals LLC, Initial Term Loan, 5/4/28	$ 923,410
500,000	Perrigo Company Plc, Initial Term B Loan, 7.676% (Term SOFR + 225 bps), 4/20/29	498,750
	Total Medical-Generic Drugs	$1,422,160

	Medical-Hospitals — 1.0%
979,990	Knight Health Holdings LLC, Term B Loan, 10.691% (Term SOFR + 525 bps), 12/23/28	$ 399,346
1,422,375	Quorum Health Corp., Exit Term Loan, 13.675% (Term SOFR + 825 bps), 4/29/25	888,984
	Total Medical-Hospitals	$1,288,330

	Medical-Outpatient & Home Medicine — 0.2%
371,250	EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan, 9.913% (Term SOFR + 450 bps), 11/15/28	$ 197,691
	Total Medical-Outpatient & Home Medicine	$197,691

13Pioneer Floating Rate Fund, Inc. | 2/29/24

Principal Amount USD ($)		Value
	Medical-Wholesale Drug Distribution — 0.3%
446,625	CVET Midco 2 LP, First Lien Initial Term Loan, 10.348% (Term SOFR + 500 bps), 10/13/29	$ 446,800
	Total Medical-Wholesale Drug Distribution	$446,800

	Metal Processors & Fabrication — 1.9%
986,206	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.591% (Term SOFR + 400 bps), 10/12/28	$ 981,274
731,250	Tiger Acquisition LLC, First Lien Initial Term Loan, 8.676% (Term SOFR + 325 bps), 6/1/28	723,938
729,697	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 9.068% (Term SOFR + 375 bps), 11/13/28	731,521
	Total Metal Processors & Fabrication	$2,436,733

	Metal-Aluminum — 0.7%
941,640	Arsenal AIC Parent LLC, 2024 Term B Loan, 9.07% (Term SOFR + 375 bps), 8/18/30	$ 944,288
	Total Metal-Aluminum	$944,288

	Mining Services — 0.1%
172,872	Flame NewCo LLC, First Lien New Money Exit Term Loan, 7.426% (Term SOFR + 200 bps), 6/30/28	$ 164,012
	Total Mining Services	$164,012

	Office Automation & Equipment — 0.7%
875,250	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 9.441% (Term SOFR + 400 bps), 3/17/28	$ 873,062
	Total Office Automation & Equipment	$873,062

	Pastoral & Agricultural — 0.5%
637,000	Alltech, Inc., Term B Loan, 9.441% (Term SOFR + 400 bps), 10/13/28	$ 633,815
	Total Pastoral & Agricultural	$633,815

	Pharmacy Services — 0.3%
343,000	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 8.191% (Term SOFR + 275 bps), 10/27/28	$ 344,158
	Total Pharmacy Services	$344,158

	Physical Practice Management — 1.3%
1,913,779	Team Health Holdings, Inc., Extended Term Loan, 10.563% (Term SOFR + 525 bps), 3/2/27	$ 1,682,930
	Total Physical Practice Management	$1,682,930

Pioneer Floating Rate Fund, Inc. | 2/29/2414

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Physical Therapy & Rehabilitation Centers — 2.3%
917,000	Summit Behavioral Healthcare LLC, First Lien Initial Term Loan, 10.355% (Term SOFR + 475 bps), 11/24/28	$ 917,430
2,168,211	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.824% (Term SOFR + 425 bps), 11/20/26	2,046,792
	Total Physical Therapy & Rehabilitation Centers	$2,964,222

	Pipelines — 3.2%
564,000	Brazos Delaware II LLC, Initial Term Loan, 9.07% (Term SOFR + 375 bps), 2/11/30	$ 564,411
649,954(d)	Buckeye Partners LP, 2023 Tranche B-2 Term Loan, 11/22/30	651,357
684,806	GIP III Stetson I LP (GIP III Stetson II LP), 2023 Initial Term Loan, 9.676% (Term SOFR + 425 bps), 10/31/28	688,230
210,000	GIP Pilot Acquisition Partners LP, Initial Term Loan, 8.327% (Term SOFR + 300 bps), 10/4/30	210,350
469,810	M6 ETX Holdings II MidCo LLC, Initial Term Loan, 9.926% (Term SOFR + 450 bps), 9/19/29	470,471
498,747	NorthRiver Midstream Finance LP, First Lien Initial Term Loan B, 8.33% (Term SOFR + 300 bps), 8/16/30	499,464
1,002,477	Traverse Midstream Partners LLC, Advance, 8.818% (Term SOFR + 350 bps), 2/16/28	1,004,357
	Total Pipelines	$4,088,640

	Professional Sports — 0.4%
500,000	Formula One Management Ltd., First Lien Facility B Loan, 7.598% (Term SOFR + 225 bps), 1/15/30	$ 500,375
	Total Professional Sports	$500,375

	Property & Casualty Insurance — 2.7%
222,187	Asurion LLC, New B-10 Term Loan, 9.426% (Term SOFR + 400 bps), 8/19/28	$ 220,891
245,554	Asurion LLC, New B-11 Term Loan, 9.676% (Term SOFR + 425 bps), 8/19/28	244,572
486,250	Asurion LLC, New B-9 Term Loan, 8.691% (Term SOFR + 325 bps), 7/31/27	479,651
1,250,000	Asurion LLC, Second Lien New B-4 Term Loan, 10.691% (Term SOFR + 525 bps), 1/20/29	1,182,324
1,355,206	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2023 Term Loan, 9.076% (Term SOFR + 375 bps), 2/24/28	1,358,510
	Total Property & Casualty Insurance	$3,485,948

15Pioneer Floating Rate Fund, Inc. | 2/29/24

Principal Amount USD ($)		Value
	Protection-Safety — 1.7%
1,466,250	APX Group, Inc., Initial Term Loan, 8.686% (Term SOFR + 325 bps), 7/10/28	$ 1,468,898
660,000(d)	Prime Security Services Borrower LLC, First Lien 2023 Refinancing Term B-1 Loan, 10/13/30	660,619
	Total Protection-Safety	$2,129,517

	Publishing — 2.0%
837,062	Cengage Learning, Inc., First Lien Term B Loan, 10.326% (Term SOFR + 475 bps), 7/14/26	$ 838,021
790,000	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 10.676% (Term SOFR + 525 bps), 4/9/29	778,644
981,221	McGraw-Hill Education, Inc., Initial Term Loan, 10.191% (Term SOFR + 475 bps), 7/28/28	978,768
	Total Publishing	$2,595,433

	Publishing-Periodicals — 0.3%
368,437	MJH Healthcare Holdings LLC, Initial Term B Loan, 8.926% (Term SOFR + 350 bps), 1/28/29	$ 367,516
	Total Publishing-Periodicals	$367,516

	Recreational Centers — 0.7%
950,000	Fitness International LLC, Term B Loan, 10.576% (Term SOFR + 525 bps), 2/12/29	$ 925,062
	Total Recreational Centers	$925,062

	Recycling — 0.6%
829,485	LTR Intermediate Holdings, Inc., Initial Term Loan, 9.941% (Term SOFR + 450 bps), 5/5/28	$ 776,398
	Total Recycling	$776,398

	REITS-Storage — 0.1%
190,000	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 7.576% (Term SOFR + 225 bps), 1/31/31	$ 189,881
	Total REITS-Storage	$189,881

	Retail — 5.9%
533,593	Great Outdoors Group LLC, Term B-2 Loan, 9.191% (Term SOFR + 375 bps), 3/6/28	$ 534,498
975,227	Harbor Freight Tools USA, Inc., 2021 Initial Term Loan, 8.191% (Term SOFR + 275 bps), 10/19/27	969,631
1,004,917	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 9.926% (Term SOFR + 450 bps), 11/9/27	1,006,173
1,023,750	Michaels Cos, Inc., Term Loan B, 9.86% (Term SOFR + 425 bps), 4/15/28	843,633
Pioneer Floating Rate Fund, Inc. | 2/29/2416

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
969,191	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.86% (Term SOFR + 325 bps), 3/3/28	$ 928,606
1,023,750	PetSmart LLC, Initial Term Loan, 9.176% (Term SOFR + 375 bps), 2/11/28	1,021,703
1,228,215	RVR Dealership Holdings LLC, Term Loan, 9.171% (Term SOFR + 375 bps), 2/8/28	1,151,452
443,750	Torrid LLC, Closing Date Term Loan, 11.112% (Term SOFR + 550 bps), 6/14/28	379,406
738,694	White Cap Supply Holdings LLC, Initial Closing Date Term Loan, 9.076% (Term SOFR + 375 bps), 10/19/27	740,463
	Total Retail	$7,575,565

	Retail-Catalog Shopping — 0.3%
491,652	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 8.676% (Term SOFR + 325 bps), 11/1/28	$ 424,664
	Total Retail-Catalog Shopping	$424,664

	Retail-Misc/Diversified — 0.3%
400,000	Peer Holding III B.V., Facility B4, 8.598% (Term SOFR + 325 bps), 10/28/30	$ 401,625
	Total Retail-Misc/Diversified	$401,625

	Rubber & Plastic Products — 0.8%
1,034,805	Gates Global LLC, Initial B-3 Dollar Term Loan, 7.926% (Term SOFR + 250 bps), 3/31/27	$ 1,035,776
	Total Rubber & Plastic Products	$1,035,776

	Schools — 0.3%
424,782	Fugue Finance LLC, Existing Term Loan, 9.343% (Term SOFR + 400 bps), 1/31/28	$ 426,021
	Total Schools	$426,021

	Security Services — 2.2%
498,750	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Amendment No. 3 Term Loan, 10.077% (Term SOFR + 475 bps), 5/12/28	$ 499,945
346,456	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 9.176% (Term SOFR + 375 bps), 5/12/28	345,337
1,964,719	Garda World Security Corp., Fourth Additional Term Loan, 9.625% (Term SOFR + 425 bps), 2/1/29	1,967,877
	Total Security Services	$2,813,159

17Pioneer Floating Rate Fund, Inc. | 2/29/24

Principal Amount USD ($)		Value
	Semiconductor Equipment — 0.9%
1,104,246	Ultra Clean Holdings, Inc., Second Amendment Term B Loan, 9.191% (Term SOFR + 375 bps), 8/27/25	$ 1,108,249
	Total Semiconductor Equipment	$1,108,249

	Telecom Services — 0.8%
1,014,004	Windstream Services LLC, Initial Term Loan, 11.676% (Term SOFR + 625 bps), 9/21/27	$ 985,865
	Total Telecom Services	$985,865

	Telephone-Integrated — 0.8%
1,000,000	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 7.191% (Term SOFR + 175 bps), 3/1/27	$ 989,062
	Total Telephone-Integrated	$989,062

	Television — 0.4%
475,000	Gray Television, Inc., Term E Loan, 7.943% (Term SOFR + 250 bps), 1/2/26	$ 471,395
	Total Television	$471,395

	Textile-Home Furnishings — 0.3%
491,250	Runner Buyer, Inc., Initial Term Loan, 10.958% (Term SOFR + 550 bps), 10/20/28	$ 384,403
	Total Textile-Home Furnishings	$384,403

	Theaters — 0.8%
595,500	Cinemark USA, Inc., Term Loan, 9.098% (Term SOFR + 375 bps), 5/24/30	$ 597,237
446,625	Cirque du Soleil Canada Inc., Initial Term Loan, 9.598% (Term SOFR + 425 bps), 3/8/30	446,811
	Total Theaters	$1,044,048

	Transportation - Trucks — 0.4%
488,750	Carriage Purchaser, Inc., Term B Loan, 9.691% (Term SOFR + 425 bps), 10/2/28	$ 488,933
	Total Transportation - Trucks	$488,933

	Transportation Services — 2.0%
1,173,000	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 10.168% (Term SOFR + 475 bps), 4/6/28	$ 1,172,634
370,229	First Student Bidco Inc., 2022 Incremental Term B Loan, 9.448% (Term SOFR + 400 bps), 7/21/28	369,932
536,520	First Student Bidco, Inc., Initial Term B Loan, 8.61% (Term SOFR + 300 bps), 7/21/28	533,071
Pioneer Floating Rate Fund, Inc. | 2/29/2418

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation Services — (continued)
162,725	First Student Bidco, Inc., Initial Term C Loan, 8.61% (Term SOFR + 300 bps), 7/21/28	$ 161,678
342,125	LaserShip, Inc., First Lien Initial Term Loan, 10.396% (Term SOFR + 450 bps), 5/7/28	320,849
	Total Transportation Services	$2,558,164

	Veterinary Diagnostics — 0.5%
705,087	Southern Veterinary Partners LLC, First Lien Initial Term Loan, 9.441% (Term SOFR + 400 bps), 10/5/27	$ 704,977
	Total Veterinary Diagnostics	$704,977

	Total Senior Secured Floating Rate Loan Interests (Cost $159,051,767)	$154,991,465

Shares
	Common Stocks — 0.5% of Net Assets
	Construction & Engineering — 0.1%
9,729(e)	LB New Holdco	$ 121,613
	Total Construction & Engineering	$121,613

	Metals & Mining — 0.0%†
2,625(e)	Flame Co.	$ 13,125
	Total Metals & Mining	$13,125

	Passenger Airlines — 0.4%
40,684(e)	Grupo Aeromexico SAB de CV	$ 538,260
	Total Passenger Airlines	$538,260

	Total Common Stocks (Cost $621,279)	$672,998

Principal Amount USD ($)
	Asset Backed Securities — 3.0% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 12.579% (3 Month Term SOFR + 726 bps), 4/20/30 (144A)	$ 949,606
1,000,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 10.279% (3 Month Term SOFR + 496 bps), 11/28/30 (144A)	993,072
19Pioneer Floating Rate Fund, Inc. | 2/29/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	$ 985,425
1,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 12.568% (3 Month Term SOFR + 726 bps), 2/14/31 (144A)	956,280
	Total Asset Backed Securities (Cost $3,970,505)	$3,884,383

	Collateralized Mortgage Obligations—2.7% of Net Assets
370,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.322% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 384,980
750,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, 10.822% (SOFR30A + 550 bps), 1/25/34 (144A)	807,188
230,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 13.122% (SOFR30A + 780 bps), 11/25/41 (144A)	246,723
490,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.572% (SOFR30A + 625 bps), 9/25/41 (144A)	501,864
250,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, 12.422% (SOFR30A + 710 bps), 1/25/42 (144A)	263,738
320,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.822% (SOFR30A + 850 bps), 2/25/42 (144A)	349,546
710,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.936% (SOFR30A + 1,061 bps), 2/25/47 (144A)	869,142
	Total Collateralized Mortgage Obligations (Cost $3,203,036)	$3,423,181

	Commercial Mortgage-Backed Securities—1.1% of Net Assets
522,757(a)	BX Trust, Series 2022-PSB, Class F, 12.651% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 528,980
37,119(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.696% (SOFR30A + 636 bps), 1/25/27 (144A)	33,475
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	758,335
	Total Commercial Mortgage-Backed Securities (Cost $1,356,592)	$1,320,790

Pioneer Floating Rate Fund, Inc. | 2/29/2420

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Corporate Bonds — 9.1% of Net Assets
	Airlines — 1.6%
940,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	$ 916,500
1,500,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	1,095,000
	Total Airlines	$2,011,500

	Banks — 0.9%
1,000,000(f)(g)	Citigroup, Inc., 4.70% (SOFR + 323 bps)	$ 960,664
255,000(f)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	184,929
	Total Banks	$1,145,593

	Chemicals — 0.4%
250,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 226,581
300,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	290,673
	Total Chemicals	$517,254

	Commercial Services — 0.3%
500,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	$ 437,589
	Total Commercial Services	$437,589

	Distribution/Wholesale — 0.1%
110,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (144A)	$ 112,579
	Total Distribution/Wholesale	$112,579

	Electric — 0.2%
300,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	$ 273,647
	Total Electric	$273,647

	Iron & Steel — 0.3%
500,000	Metinvest BV, 7.75%, 10/17/29 (144A)	$ 350,390
	Total Iron & Steel	$350,390

	Lodging — 0.4%
500,000	Station Casinos LLC, 4.50%, 2/15/28 (144A)	$ 466,208
	Total Lodging	$466,208

	Media — 1.3%
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	$ 253,144
200,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	209,064
510,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	465,375
1,000,000	Sinclair Television Group, Inc., 5.50%, 3/1/30 (144A)	725,560
	Total Media	$1,653,143

21Pioneer Floating Rate Fund, Inc. | 2/29/24

Principal Amount USD ($)		Value
	Mining — 1.0%
500,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 460,385
925,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	883,390
	Total Mining	$1,343,775

	Oil & Gas — 1.4%
300,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	$ 313,927
1,500,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,523,301
	Total Oil & Gas	$1,837,228

	Pipelines — 0.2%
300,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	$ 269,253
	Total Pipelines	$269,253

	REITs — 0.4%
500,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	$ 517,549
	Total REITs	$517,549

	Telecommunications — 0.6%
275,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	$ 281,875
500,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	466,812
	Total Telecommunications	$748,687

	Total Corporate Bonds (Cost $12,265,602)	$11,684,395

Shares
	Preferred Stock — 0.0%† of Net Assets
	Capital Markets — 0.0%†
511	B Riley Financial, Inc., 6.75%, 5/31/24	$ 12,862
	Total Capital Markets	$12,862

	Total Preferred Stock (Cost $12,552)	$12,862

Pioneer Floating Rate Fund, Inc. | 2/29/2422

Schedule of Investments  |  2/29/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 1.4% of Net Assets#
	Event Linked Bonds — 1.3%
	Multiperil – U.S. — 0.5%
250,000(a)	Matterhorn Re, 10.604%, (SOFR + 525 bps), 3/24/25 (144A)	$ 249,450
250,000(a)	Residential Re, 10.648%, (3 Month U.S. Treasury Bill + 528 bps), 12/6/25 (144A)	236,775
250,000(a)	Sanders Re III, 8.978%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	240,850
		$727,075

	Windstorm – Florida — 0.2%
250,000(a)	Everglades Re II, Ltd., 11.973%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 252,375
	Windstorm – North Carolina — 0.2%
250,000(a)	Cape Lookout Re, 10.715%, (3 Month U.S. Treasury Bill + 535 bps), 3/28/25 (144A)	$ 248,325
	Windstorm – Texas — 0.2%
250,000(a)	Alamo Re, 12.548%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 252,375
	Windstorm – U.S. Regional — 0.2%
250,000(a)	Commonwealth Re, 8.908%, (3 Month U.S. Treasury Bill + 354 bps), 7/8/25 (144A)	$ 252,425
	Total Event Linked Bonds	$1,732,575

Face Amount USD ($)
	Collateralized Reinsurance — 0.0%†
	Windstorm – Florida — 0.0%†
250,000(e)(h)+	Formby Re 2018, 2/28/25	$ —
	Total Collateralized Reinsurance	$0

	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
250,000(e)(i)+	Harambee Re 2018, 12/31/24	$ —
250,000(i)+	Harambee Re 2019, 12/31/24	425
		$425

	Multiperil – Worldwide — 0.1%
12,278(e)(i)+	Alturas Re 2022-2, 12/31/27	$ 2,158
199,590(e)(i)+	Lorenz Re 2019, 6/30/24	1,856
23Pioneer Floating Rate Fund, Inc. | 2/29/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
300,000(h)+	Merion Re 2018-2, 12/31/24	$ 14,995
10,000(h)+	Sector Re V, 12/1/24 (144A)	18,362
244,914(e)(h)+	Woburn Re 2019, 12/31/24	41,004
		$78,375

	Total Reinsurance Sidecars	$78,800

	Total Insurance-Linked Securities (Cost $1,826,944)	$1,811,375

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 3.9% of Net Assets
5,000,000(j)	U.S. Treasury Bills, 3/12/24	$ 4,991,935
	Total U.S. Government and Agency Obligations (Cost $4,991,937)	$4,991,935

Shares
	SHORT TERM INVESTMENTS — 4.4% of Net Assets
	Open-End Fund — 4.4%
5,637,685(k)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 5,637,685
		$5,637,685

	TOTAL SHORT TERM INVESTMENTS (Cost $5,637,685)	$5,637,685

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 146.9% (Cost $192,937,899)	$188,431,069
	OTHER ASSETS AND LIABILITIES — (46.9)%	$(60,119,343)
	net assets — 100.0%	$128,311,726

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
Pioneer Floating Rate Fund, Inc. | 2/29/2424

Schedule of Investments  |  2/29/24
(unaudited) (continued)
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At February 29, 2024, the value of these securities amounted to $20,664,949, or 16.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 29, 2024.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Security is in default.
(d)	This term loan will settle after February 29, 2024, at which time the interest rate will be determined.
(e)	Non-income producing security.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 29, 2024.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at February 29, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 29, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	11/16/2023	$253,000	$252,375
Alturas Re 2022-2	4/11/2023	525	2,158
Cape Lookout Re	3/16/2022	250,000	248,325
Commonwealth Re	6/15/2022	250,000	252,425
Everglades Re II, Ltd.	11/21/2023	251,875	252,375
Formby Re 2018	7/9/2018	776	—
Harambee Re 2018	12/19/2017	5,311	—
Harambee Re 2019	12/20/2018	—	425
25Pioneer Floating Rate Fund, Inc. | 2/29/24

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	6/26/2019	$32,708	$1,856
Matterhorn Re	3/10/2022	250,000	249,450
Merion Re 2018-2	12/28/2017	—	14,995
Residential Re	10/28/2021	250,000	236,775
Sanders Re III	3/22/2022	250,000	240,850
Sector Re V	1/1/2020	204	18,362
Woburn Re 2019	1/30/2019	32,545	41,004
Total Restricted Securities			$1,811,375
% of Net assets			1.4%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	523,441	MXN	9,157,303	Bank of New York Mellon Corp.	3/27/24	$(11,515)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(11,515)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
MXN	— Mexican Peso
USD	— United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$154,991,465	$—	$154,991,465
Common Stocks	—	672,998	—	672,998
Asset Backed Securities	—	3,884,383	—	3,884,383
Collateralized Mortgage Obligations	—	3,423,181	—	3,423,181
Commercial Mortgage-Backed Securities	—	1,320,790	—	1,320,790
Corporate Bonds	—	11,684,395	—	11,684,395
Preferred Stock	12,862	—	—	12,862
Pioneer Floating Rate Fund, Inc. | 2/29/2426

Schedule of Investments  |  2/29/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Windstorm – Florida	$—	$—	$—*	$—*
Reinsurance Sidecars
Multiperil – U.S.	—	—	425	425
Multiperil – Worldwide	—	—	78,375	78,375
All Other Insurance-Linked Securities	—	1,732,575	—	1,732,575
U.S. Government and Agency Obligations	—	4,991,935	—	4,991,935
Open-End Fund	5,637,685	—	—	5,637,685
Total Investments in Securities	$5,650,547	$182,701,722	$78,800	$188,431,069
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(11,515)	$—	$(11,515)
Total Other Financial Instruments	$—	$(11,515)	$—	$(11,515)
*	Securities valued at $0.
Transfers are calculated on the beginning of period values. During the period ended February 29, 2024, a security valued at $639,476 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers in or out of Level 3 during the period.
27Pioneer Floating Rate Fund, Inc. | 2/29/24